LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2007-A

COLLECTION PERIOD:                       APRIL 1-30, 2007                PAYMENT DATE:    MAY 15 2007
DETERMINATION DATE:                      MAY 09 2007                     REPORT BRANCH:   2071
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                                                                                                                        OVERCOLLAT-
INITIAL DEAL                                TOTAL           CLASS A-1     CLASS A-2       CLASS A-3        CLASS A-4    ERALIZATION
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Class Percentages                               100.00%          20.32%          29.46%         19.91%          29.06%         1.25%
Initial Pool Balance                     413,264,062.83   83,970,835.81  121,757,711.93  82,291,419.10  120,078,295.21  5,165,800.77
Prefunding                                78,887,835.89   16,029,164.19   23,242,288.06  15,708,580.90   22,921,704.79    986,097.95
Total Balance                            492,151,898.72  100,000,000.00  145,000,000.00  98,000,000.00  143,000,000.00  6,151,898.72
Note Balance Total                       486,000,000.00  100,000,000.00  145,000,000.00  98,000,000.00  143,000,000.00
Number of Contracts                              12,225
Class Pass Through Rates                                         5.335%          5.150%         4.972%          5.025%
Servicing Fee Rate                             1.75000%
Indenture Trustee Fee                          0.00300%
Custodian Fee                                  0.02000%
Backup Servicer Fee                            0.01000%
Insurance Premium Fee                          0.14000%
Class C Certificate Rate                       5.00000%

Initial Weighted Average APR                    12.272%
Initial Weighted Average Monthly
  Dealer Participation Fee Rate                  0.000%
Initial Weighted Average Adjusted APR
  (net of Monthly Dealer
  Participation) of Remaining Portfolio         12.272%
Initial Weighted Average Remaining Term           64.87
Initial Weighted Average Original Term            68.97
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CURRENT MONTH CERTIFICATE                                                                                               OVERCOLLAT-
      BALANCES                              TOTAL         CLASS A-1     CLASS A-2       CLASS A-3        CLASS A-4      ERALIZATION
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BOP:
Prior Month Pool Balance                 400,610,002.17   71,316,775.15  121,757,711.93  82,291,419.09  120,078,295.21  5,165,800.79
Prefunding Pool Balance                   78,887,835.89   16,029,164.19   23,242,288.06  15,708,580.90   22,921,704.79    986,097.95
Total Pool Balance                       479,497,838.06   87,345,939.34  145,000,000.00  98,000,000.00  143,000,000.00  6,151,898.74
Total Note Balance                       471,229,930.54   85,229,930.54  145,000,000.00  98,000,000.00  143,000,000.00

EOP:
Number of Current Month Closed Contracts            467
Number of Reopened Loans                              0
Number of Contracts - EOP                        25,074
Pool Balance  -  EOP                     465,983,883.31   73,831,984.57  145,000,000.00  98,000,000.00  143,000,000.00  6,151,898.74
Prefunding Pool Balance                            0.00
Total Pool Balance  -  EOP               465,983,883.31   73,831,984.57  145,000,000.00  98,000,000.00  143,000,000.00  6,151,898.74
Total Note Balance - EOP                 455,561,919.63   69,561,919.63  145,000,000.00  98,000,000.00  143,000,000.00

Class Collateral Pool Factors                0.93737021      0.69561920      1.00000000     1.00000000      1.00000000

Weighted Average APR of Remaining
  Portfolio                                    12.3437%
Weighted Average Monthly Dealer
  Participation Fee Rate                        0.0000%
Weighted Average Adjusted APR
  (net of Monthly Dealer Participation)
  of Remaining Portfolio                       12.3437%
Weighted Average Remaining Term                   64.34
Weighted Average Original Term                    69.04

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2007-A

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TOTAL DISTRIBUTION AMOUNT                                                                                            CONTRACTS
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      Monthly Payments:          Principal                                                  6,208,255.71
                                 Interest                                                     4,608,176.15
      Early Payoffs:             Principal Collected                                          7,116,295.36
                                 Early Payoff Excess Servicing Compensation                          14.22
                                 Early Payoff Principal Net of Rule of 78s Adj.               7,116,281.14                454
                                 Interest                                                        77,213.65
      Liquidated Receivable:     Principal Collected                                              4,071.43
                                 Liquidated Receivable Excess Servicing Compensation                  0.00
                                 Liquidated Receivable Principal Net of Rule of 78s Adj.          4,071.43                  5
                                 Interest                                                          (140.78)
      Purchase Amount:           Principal                                                      168,102.78                  8
                                 Interest                                                         5,490.88
                                                 Total Principal                             13,496,711.06
                                                 Total Interest                               4,690,739.90
                                                 Total Principal and Interest                18,187,450.96
      Recoveries                                                                                 (5,631.64)
      Excess Servicing Compensation                                                                  14.22
      Late Fees & Miscellaneous Fees                                                             43,740.64
      Collection Account Customer Cash                                                       18,225,574.18
      ADDITIONAL COLLECTION ACCOUNT CASH:
      Collection Account Investment Income                                                       55,767.51
      Prefunding Account Investment Income                                                      123,516.79
      Mandatory Special Redemption                                                                    0.00
      Available Funds                                                                        18,404,858.48

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                                                                                          DISTRIBUTION     SHORTFALL / DRAW
DISTRIBUTION                                                                                 AMOUNT        DEFICIENCY CLAIM
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                                                                                             18,404,858.48
Servicing Fees:                  Current Month Servicing Fee               584,222.92
                                 Prior Period Unpaid Servicing Fee               0.00
                                 Late Fees & Miscellaneous Fees             43,740.64
                                 Excess Servicing Compensation                  14.22
                                                 Total Servicing Fees:     627,977.78        17,776,880.70               0.00
Indenture Trustee Fee                                                        1,001.53        17,775,879.17               0.00
Custodian Fee                                                                6,676.83        17,769,202.34               0.00
Backup Servicer Fee                                                          3,338.42        17,765,863.92               0.00
Prior Unpaid Indenture Trustee Fee                                               0.00        17,765,863.92               0.00
Prior Unpaid Custodian Fee                                                       0.00        17,765,863.92               0.00
Prior Unpaid Backup Servicer Fee                                                 0.00        17,765,863.92               0.00

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2007-A

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                                                                                          DISTRIBUTION     SHORTFALL / DRAW
DISTRIBUTION CONTINUED                                                                       AMOUNT        DEFICIENCY CLAIM
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Class A-1 Note Interest:         Current Month                             366,287.46        17,399,576.46               0.00
                                 Prior Carryover Shortfall                       0.00        17,399,576.46
Class A-2 Note Interest:         Current Month                             622,291.67        16,777,284.79               0.00
                                 Prior Carryover Shortfall                       0.00        16,777,284.79
Class A-3 Note Interest:         Current Month                             406,046.67        16,371,238.12               0.00
                                 Prior Carryover Shortfall                       0.00        16,371,238.12
Class A-4 Note Interest:         Current Month                             598,812.50        15,772,425.62               0.00
                                 Prior Carryover Shortfall                       0.00        15,772,425.62
Principal Payment Amount:        Current Month                           5,246,047.23        10,526,378.39               0.00
                                 Prior Carryover Shortfall                       0.00        10,526,378.39
Certificate Insurer:             Reimbursement Obligations                       0.00        10,526,378.39               0.00
                                 Premium                                    53,148.89        10,473,229.50               0.00
Class C Interest Payment Amount
                                 Current Month                              51,265.82        10,421,963.68               0.00
                                 Prior Carryover Shortfall                       0.00        10,421,963.68               0.00
Supplemental Enhancement Account
                                 Reimbursement                                   0.00        10,421,963.68               0.00
Additional Expenses:             Trust Collateral Agent                          0.00        10,421,963.68               0.00
                                 Indenture Trustee                               0.00        10,421,963.68               0.00
                                 Backup Servicer                                 0.00        10,421,963.68               0.00
                                 Custodian                                       0.00        10,421,963.68               0.00
Distribution to (from) the Spread Account                               10,421,963.68                 0.00

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LIQUIDATED RECEIVABLES
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                                                                                                     Cumulative Cram Down Loss

Liquidated Receivables and Cram Down Loss:                                                                   Balance          Units
      BOP Liquidated Receivable Principal Balance       21,315.12            BOP Cram Down loss Balance         0.00              0
      Current Month Cram Down Loss                           0.00            Current Month Cram Down Loss       0.00              0
      Liquidation Principal Proceeds                     4,071.43
      Principal Loss                                    17,243.69
      Prior Month Cumulative Principal Loss LTD              0.00
      Cumulative Principal Loss LTD                     17,243.69            Cumulative Cram Down Loss          0.00              0

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STATISTICAL INFORMATION
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DELINQUENCY STATUS:               # OF CONTRACTS     AMOUNT       % OF TOTAL POOL
                                                                      BALANCE
      Current                             21,048   391,616,739.10     84.04%
      1-29 Days                            3,811    71,369,472.27     15.32%
      30-59 Days                             173     2,274,770.56      0.49%
      60-89 Days                              38       646,747.80      0.14%
      90-119 Days                              4        76,153.58      0.02%
      120 Days or More                         0             0.00      0.00%
                      Total               25,074   465,983,883.31    100.00%

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STATISTICAL INFORMATION CONTINUED
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TRIGGER ANALYSIS:
(SEE PAGE 6 OF 6 FOR TRIGGER AND EVENT OF DEFAULT THRESHOLDS)
                                                      Trigger         Trigger        Event of Default        Event of
                                  Current Month      Threshold         Event            Threshold            Default

Average Delinquency Ratio               0.47404%       4.25%            NO                6.25%                 NO
Cumulative Default Rate                    0.03%       1.57%            NO                1.85%                 NO
Cumulative Loss Rate                       0.00%       0.79%            NO                1.02%                 NO

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STATISTICAL INFORMATION CONTINUED
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REPOSSESSION STATISTICS:
                                 CERTIFICATE INVENTORY                                            RECOVERY INVENTORY
                                  # OF CONTRACTS        AMOUNT *                                      # OF CONTRACTS       AMOUNT *

Prior Month Inventory                          1       27,000.01            Prior Month Inventory                  0           0.00
Repurchases                                    1       27,000.01                      Repurchased                  0           0.00
Adjusted Prior Month Inventory                 0            0.00   Adjusted Prior Month Inventory                  0           0.00
Current Month Repos                           12      248,753.26              Current Month Repos                  1       9,469.00
Repos Actually Liquidated                      0            0.00     Repos from Trust Liquidation                  0           0.00
Repos Liquidated at 60+ or 150+                0            0.00        Repos Actually Liquidated                  1       9,469.00
Dealer Payoff                                  0            0.00                    Dealer Payoff                  0           0.00
Redeemed / Cured                               0            0.00                 Redeemed / Cured                  0           0.00
Purchased Repos                                0            0.00                  Purchased Repos                  0           0.00
Current Month Inventory                       12      248,753.26          Current Month Inventory                  0           0.00
                                 * The Prior Month Inventory reported this month may differ due to Payment or NSF activity.

LIQUIDATED RECEIVABLE STATISTICS:
                                 # OF CONTRACTS           AMOUNT
Current Month Balance                          5       21,315.12
Cumulative Balance                             5       21,315.12
Current Month Proceeds                                  3,930.65
Cumulative Proceeds                                     3,930.65
Current Month Recoveries                               -5,631.64
Cumulative Recoveries                                  -5,631.64

                                                 RECEIVABLES LIQUIDATED AT 150 OR
                                                 MORE DAYS DELINQUENT, 60 OR MORE
                                                 DAYS PAST THE DATE AVAILABLE FOR SALE            CUMULATIVE RECEIVABLES
                                                 AND BY ELECTION:                                 LIQUIDATED AT 150+ AND 60+:
                                                            Balance             Units                     Balance            Units
Prior Month                                                    0.00                 0                        0.00                0
Current Trust Liquidation Balance                              0.00                 0                        0.00                0
Current Monthly Principal Payments                             0.00
Cram Down Loss                                                 0.00
Reopened Loan Due to NSF                                   7,187.69                 3
Current Repurchases                                            0.00                 0
Current Recovery Sale Proceeds                                 0.00                 0
Deficiency Balance of Sold Vehicles                            0.00
EOP                                                        7,187.69                 3                        0.00                0

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2007-A

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STATISTICAL INFORMATION CONTINUED
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Requisite Amount:                                                                0.00

   SUPPLEMENTAL ENHANCEMENT SPREAD ACCOUNT

Initial Deposit                                                                  0.00
   BOP Balance                                                                   0.00
   Remaining Distribution Amount                                        10,421,963.68
   Investment Income  - Spread                                                   0.00
  Current Month Draw - Spread                                                    0.00
EOP Balance Prior to Distribution                                       10,421,963.68

Spread Account Release Amount                                           10,421,963.68

EOP Balance                                                                      0.00

Class A Principal Payment Amount                                        10,421,963.68
Class C Supplemental Interest and Carryover Shortfall                            0.00
Class R Certificateholder Distribution                                           0.00

   SUPPLEMENTAL ENHANCEMENT

Total Deposit                                                           12,303,797.47
BOP Balance                                                             12,303,797.47
Supplemental Enhancement Account Deposit                                         0.00
Current Month Draw                                                               0.00
Supplemental Enhancement Account Investment Earnings                        52,308.12
Supplemental Enhancement Account Investment Earnings Amount
      to Class C Certificateholder                                         (52,308.12)
Class C Supplemental Enhancement Amount Before Release                  12,303,797.47

Supplemental Enhancement Account Release Amount                                  0.00

EOP Balance                                                             12,303,797.47

OVERCOLLATERALIZATION AMOUNT                                            10,421,963.68

CURRENT MONTH TOTAL ENHANCEMENT AMOUNT                                  33,147,724.83                7.11%

REQUIRED TOTAL ENHANCEMENT AMOUNT                                       37,278,710.66                8.00%

PREFUNDING ACCOUNT RECONCILIATION

Initial Deposit                                                         78,887,835.89
BOP Balance                                                             78,887,835.89
Subsequent Transfer                                                     78,887,835.89
Investment Income Earned                                                   123,516.79
Investment Income Deposited to Note Account for
       Distribution Per SAS Sec5.5                                         123,516.79
Mandatory Special Redemption                                                     0.00
Remaining Prefunding Balance                                                     0.00
Undistributed Investment Income                                                  0.00
EOP Balance Before Release to Servicer                                           0.00
Prefunding Account Balance Released to Servicer                                  0.00
EOP Balance                                                                      0.00

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2007-A
TRIGGER EVENT AND EVENT OF DEFAULT THRESHOLDS:

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       CUMULATIVE LOSS:                                           CUMULATIVE GROSS DEFAULT:
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         UP TO MONTH          TRIGGER EVENT   EVENT OF DEFAULT     UP TO MONTH       TRIGGER EVENT      EVENT OF DEFAULT

               3                  0.79%            1.02%                3                 1.57%               1.85%
               6                  1.57%            1.87%                6                 3.13%               3.39%
               9                  1.96%            2.37%                9                 3.73%               4.31%
              12                  3.13%            3.39%               12                 5.88%               6.15%
              15                  3.56%            3.85%               15                 6.77%               7.00%
              18                  4.28%            4.61%               18                 8.56%               8.39%
              21                  4.66%            5.39%               21                 8.98%               9.80%
              24                  5.17%            5.85%               24                 9.40%              10.63%
              27                  5.50%            6.31%               27                10.00%              11.48%
              30                  6.00%            6.76%               30                10.91%              12.30%
              33                  6.34%            7.24%               33                11.52%              13.15%
              36                  6.67%            7.54%               36                12.12%              13.71%
              39                  6.83%            7.69%               39                12.43%              13.98%
              42                  7.00%            8.00%               42                12.72%              14.54%
              45                  7.00%            8.00%               45                12.72%              14.54%
              48                  7.00%            8.00%               48                12.72%              14.54%
              51                  7.00%            8.00%               51                12.72%              14.54%
              54                  7.00%            8.00%               54                12.72%              14.54%
              57                  7.00%            8.00%               57                12.72%              14.54%
              60                  7.00%            8.00%               60                12.72%              14.54%
              63                  7.00%            8.00%               63                12.72%              14.54%
              66                  7.00%            8.00%               66                12.72%              14.54%
              69                  7.00%            8.00%               69                12.72%              14.54%
              72                  7.00%            8.00%               72                12.72%              14.54%
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  AVERAGE DELINQUENCY RATIO:
  --------------------------------------------------------------
         UP TO MONTH          TRIGGER EVENT   EVENT OF DEFAULT
              12                  4.25%            6.25%
              24                  5.25%            7.25%
              72                  6.25%            8.25%
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LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2007-A

Long Beach Acceptance Corp., as Servicer, certifies that all computations presented reflect accurate information as of April 30, 2007 and were performed in conformity with the Sale and Servicing Agreement dated March 1, 2007.

/s/ Michael Butler
---------------------------------
Michael Butler
Vice President and Treasurer

/s/ Maureen E. Morley
---------------------------------
Maureen E. Morley
Vice President and Controller